Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization on property and equipment - FF Intelligent Mobility Global Holdings Ltd [Member]	12 Months Ended
Dec. 31, 2020
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life (in years)	39 years
Building improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life (in years)	15 years
Computer hardware [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Machinery and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Computer software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life (in years)	3 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life, description	Shorter of 15 years or term of the lease